Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) dated January 26, 2018, as supplemented to date

Effective immediately, the Fund no longer invests, through Master Total Return Portfolio, in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed from the Fund’s Summary Prospectuses, Prospectuses and SAI.

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated November 30, 2018 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) dated January 26, 2018, as supplemented to date

Effective immediately, the Fund no longer invests, through Master Total Return Portfolio, in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) to gain exposure to commodity markets. Accordingly, all references and information relating to the Subsidiary are removed from the Fund’s Summary Prospectuses, Prospectuses and SAI.